ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Administrative and management fees	$ 6,077,087	$ 6,963,194
Empower Retirement and BNYM
EBP, Accounting Policy [Line Items]
Administrative and management fees	$ 594,376	$ 592,677